Filed with the Securities and Exchange Commission on September 7, 2023
REGISTRATION NO. 333-37728
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 39
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 215
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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CT CORPORATION SYSTEM
3800 NORTH CENTRAL AVENUE, SUITE 460
PHOENIX, ARIZONA 85012
(602) 248-1145
(Name, address and telephone number of agent for service)
COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on __________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 39 to Registration Statement No. 333-37728 for the purpose of including in the Registration Statement a supplement to the Statement of Additional Information. The Prospectus and the Statement of Additional Information included in Post-Effective Amendment No. 38 to the Registration Statement filed on April 4, 2023, including any additional supplements to the Registration Statement filed thereafter, are incorporated into Parts A and B of this Post-Effective Amendment.
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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated September 7, 2023
to Statements of Additional Information dated May 1, 2023

This Supplement should be read in conjunction with the current Statements of Additional information ("SAI") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the SAI for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like a copy of the current Annuity Statement of Additional Information, please call us at 1-888-PRU-2888.

The section titled “Financial Statements” in the SAI is deleted and replaced with the following:

FINANCIAL STATEMENTS
The financial statements of Pruco Life Flexible Premium Variable Annuity Account are incorporated into this Statement of Additional Information by reference to the latest financial statements on Form N-VPFS for the Pruco Life Flexible Premium Variable Annuity Account as filed with the SEC on April 4, 2023. The consolidated financial statements of Pruco Life Insurance Company are incorporated into this Statement of Additional Information by reference to its Current Report on Form 8-K as filed with the SEC on July 14, 2023. Such financial statements have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s principal business address is 300 Madison Avenue, New York, NY 10017-6204.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
PLAZSAISUP1

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:

(a)    Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(b)    Agreements for custody of securities and similar investments--Not Applicable.
(c) (1)    Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). Incorporated by reference to Post-Effective Amendment No.9 to Form N-4, Registration 333-130989, filed December 18,2007 on behalf of Pruco Life Flexible Premium Variable Annuity.
(d) (1)    The Strategic Partners Annuity One Variable Annuity Contract VBON-2000. Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(2)    The Strategic Partners Annuity One Variable Annuity Contract VDCA-2000. Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(3)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract VBON-2000. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4, to Registration No. 333-37728, filed January 15, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(4)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract VDCA-2000. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4, to Registration No. 333-37728, filed January 15, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(5)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Earnings Appreciator Benefit. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4, to Registration No. 333-37728, filed January 15, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(6)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:VDCA-2000. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(7)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Fixed Rate Investment Option. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(8)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Dollar Cost Averaging Fixed Rate Investment Option. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(9)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Earnings Appreciator Benefit. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(10)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Income Appreciator Benefit. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(11)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Bonus. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(12)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:MVA. Incorporated by reference to initial Form S-3, Registration No. 333-103474 filed February 27, 2003 on behalf of the Pruco Life Insurance Company.
(13)(i)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Maximum Age 80. Incorporated by reference to Post-Effective Amendment No. 37, Form N-4 to Registration No. 333-37728, filed April 22, 2003 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13)(ii)     Endorsement to Strategic Partners Annuity One Variable Annuity Contract: Maximum Age 85. Incorporated by reference to Post-Effective Amendment No. 37, Form N-4 to Registration No. 333-37728, filed April 22, 2003 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(14)    Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Guaranteed Minimum Income Benefit. Incorporated by reference to Post-Effective Amendment No. 3, Form S-3, Registration No. 333-103474, filed April 12, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(15)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Periodic Value Death Benefit Endorsement (HDV). Incorporated by reference to Post-Effective Amendment No. 14, Form N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(16)    Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Periodic Value Death Benefit Endorsement (HDV). Incorporated by reference to Post-Effective Amendment No. 14, Form N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(17)    Endorsement Supplement (Highest Daily Lifetime Five). Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(18)    Highest Daily Lifetime Five Benefit Rider (Enhanced). Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(19)    Endorsement to Strategic Partners Annuity One Variable Annuity Contract:Guaranteed Minimum Payments Benefit Endorsement (LT5). Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.
(20)    Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Guaranteed Minimum Payments Benefit Endorsement LT5). Incorporated by reference to Post-Effective Amendment No. 14, Form N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(21)    Endorsement Rider to Strategic Partners Annuity One Variable Annuity Contract: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five). Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Registration No. 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(22)    Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Joint and Survivor Guaranteed Minimum Payments Benefit Schedule(Spousal Lifetime Five). Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Registration No. 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(23)    Highest Daily Lifetime Seven Benefit Rider. Incorporated by reference to Post-Effective Amendment No.9 to Form N-4, Registration 333-130989, filed December 18,2007 on behalf of Pruco Life Flexible Premium Variable Annuity.
(24)    Highest Daily Lifetime 7 Plus Benefit Rider. Incorporated herein by reference to Post-Effective No. 14 to Form N-4, Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity.
(25)    Schedule Supplement for Highest Daily Lifetime 7 Plus. Incorporated herein by reference to Post-Effective No. 14 to Form N-4, Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity.
(26)    Highest Daily Lifetime Seven Benefit Schedule Supplement. Incorporated herein by reference to Post-Effective No. 14 to Form N-4, Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity.
(27)    Highest Daily Lifetime Seven Benefit Schedule Supplement (P-SCH-HD7 (1/09)). Incorporated by reference to Post-Effective Amendment No.17 to Form N-4, Registration 333-130989, filed January 28, 2009.
(28)    Highest Daily Lifetime Five Benefit Schedule Supplement (P-SCH-HDLT (1/09)). Incorporated by reference to Post-Effective Amendment No.17 to Form N-4, Registration 333-130989, filed January 28, 2009.
(29)    Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7 (2/09)). Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4, Registration 333-130989, filed January 28, 2009.
(40)    Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7 (2/09)). Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4, Registration 333-130989, filed January 28, 2009.
(e) (1)    Application form for the Contract. Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(2)    Application form for the Contract. Incorporated by reference to Post-Effective Amendment No. 7, Form N-4, to Registration No. 333-37728, filed October 25, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(3)    Application ORD 99725 Third Party. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(4)    Application ORD 99725 Wachovia. Incorporated by reference to Post-Effective Amendment No. 8, Form N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(5)    Application form for the Contract. Incorporated by reference to Post-Effective Amendment No. 3, Form S-3, Registration No. 333-103474, filed April 12, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(6)    Application ORD 113656. Incorporated by reference to Pre-Effective Amendment No. 18 to Form N-4, Registration No. 333-333-37728, filed April 21, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(f) (1)    Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.
(2)    By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.
(g) (1)    Contract of reinsurance in connection with variable annuity contract (Lifetime Five). Incorporated by reference to Pre-Effective Amendment to Form N-4 to Registration No. 333-130989, filed January 12, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)    Contract of reinsurance in connection with variable annuity contract(Spousal Lifetime Five). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(h) (1)    AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)    Gartmore Amended and Restated Fund Participation Agreement. Incorporated by reference to Post-Effective Amendment No. 54, Form N-4, Registration No. 333-75702, filed April 6, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(3)    Amendment to Evergreen Trust Participation Agreement. Incorporated by reference to Post-Effective Amendment No. 15, Form N-4, Registration No. 333-37728, filed April 8, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(4)    Sample Rule 22C-2 Agreement. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4, Registration No. 333-130989, filed April 20, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(i)     Not applicable.
(j)    Not applicable.
(k)    Opinion of Counsel. Incorporated by reference to Post-Effective Amendment No. 38 to Registration No. 333-37728, filed April 4, 2023 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(l) (1)    Written Consent Independent Registered Public Accounting Firm. Filed Herewith.
(2)(a)    Powers of Attorney: Dylan J. Tyson, Robert E. Boyle, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney and Salene Hitchcock-Gear. Incorporated by reference to Post-Effective Amendment No. 38 to Registration No. 333-37728, filed April 4, 2023 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)(b)     Powers of Attorney: Elizabeth K. Dietrich, Alan M. Finkelstein and Scott E. Gaul. Filed Herewith.
(m)    Not applicable.
(n)    Not applicable.
(o)    Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484	President & Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Director, Chief Accounting Officer, Chief Financial Officer, and Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Alan M. Finkelstein 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Scott E. Gaul 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Chief Legal Officer, Vice President and Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life")); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey")). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2023, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	President and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484	Vice President
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer

(c) Commissions received by PAD during 2022 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$611,266,661.96	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 33. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 34. FEE REPRESENTATION
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 7th day of September 2023.
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	September 7, 2023
Dylan J. Tyson
Elizabeth K. Dietrich*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	September 7, 2023
Elizabeth K. Dietrich
Markus Coombs*	Director and Vice President	September 7, 2023
Markus Coombs
Alan M. Finkelstein*	Director and Treasurer	September 7, 2023
Alan M. Finkelstein
Scott E. Gaul*	Director and Vice President	September 7, 2023
Scott E. Gaul
Salene Hitchcock-Gear*	Director	September 7, 2023
Salene Hitchcock-Gear

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
* Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description
(l) (1)	Written Consent of Independent Registered Public Accounting Firm.
(l)(2)(b)	Powers of Attorney: Elizabeth K. Dietrich, Alan M. Finkelstein and Scott E. Gaul.